Nature of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2016
Accounting Policies [Abstract]
Dividends

The following table presents the membership and activity stock quarterly cash dividend annualized rates paid during fiscal 2016:

	Annualized Dividend Rate
Quarterly Dividend Payment Date	Membership Stock	Activity Stock
November 2015	0.50%	2.50%
February 2016	0.60%	2.60%
May 2016	0.60%	2.80%
August 2016	0.60%	2.80%

Schedule of Goodwill

The following table provides changes in goodwill from September 30, 2015 through September 30, 2016:

Balance at beginning of period	$—
Select loans and deposit purchase from Central Bank (See Note 3)	435
CBN acquisition (See Note 3)	4,228
Valuation allowance	—

Balance at end of period	$4,663